Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events
(8)
Subsequent Events

Plan management has evaluated subsequent events from the date of the statements of net assets available for benefits through June 17, 2026, the date at which the financial statements were issued, and determined there are no other items to disclose.